Summary of Common Stock Award Activity (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted	$ 0.40	$ 0.23
Common Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	0	0	0	0
Number of Shares, Granted	312,795		1,943,747	239,537
Number of Shares, Vested	(312,795)		(1,943,747)	(239,537)
Numberof Shares, Forfeited	0		0	0
Number of Shares, Ending Balance	0		0	0
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0	$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Granted	$ 0.27		$ 0.26	$ 0.58
Weighted Average Grant Date Fair Value, Vested	$ (0.27)		$ (0.26)	$ 0.58
Weighted Average Grant Date Fair Value, Forfeited	$ 0		$ 0	$ 0
Weighted Average Grant Date Fair Value, Ending Balance	$ 0		$ 0	$ 0
Total Grant Date Fair Value, Beginning Balance	$ 0	$ 0	$ 0	$ 0
Total Grant Date Fair Value, Granted	85,128		511,886	138,055
Total Grant Date Fair Value, Vested	(85,128)		(511,886)	(138,055)
Total Grant Date Fair Value, Forfeited	0		0	0
Total Grant Date Fair Value, Ending Balance	$ 0		$ 0	$ 0